Landfill Accounting - Landfill Depletion (Details) $ in Thousands	3 Months Ended
	Mar. 31, 2023 USD ($) $ / T	Mar. 31, 2022 USD ($) $ / T
Landfill Accounting [Line Items]
Landfill depletion expense | $	$ 59,055	$ 53,826
Average rate per ton consumed related to landfill depletion at owned landfills and landfills operated under life-of-site agreements | $ / T	5.06	4.90